Expense Example - FidelityOTCPortfolio-KPRO - FidelityOTCPortfolio-KPRO - Fidelity OTC Portfolio - Fidelity OTC Portfolio - Class K	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871